COMMITMENTS AND CONTINGENT LIABILITIES - Other (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of finance lease and operating lease by lessee [line items]
Rent expense on operating lease	$ 228	$ 228
Acquisition of property, plant and equipment	244
Acquisition of intangible assets	183
Commitments related to associates and joint ventures	383
Total other commitments	$ 810
Minimum
Disclosure of finance lease and operating lease by lessee [line items]
Term of operating lease	5 years
Maximum
Disclosure of finance lease and operating lease by lessee [line items]
Term of operating lease	15 years